Federated Hermes MDT Large Cap Value ETF Average Annual Total Returns		12 Months Ended		17 Months Ended
		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	[3]
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	[1],[2]	18.46%	[1],[2]	18.46%
Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	15.91%		12.75%
Morningstar Large Value Funds Category Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5]	14.86%		12.03%
Federated Hermes MDT Large Cap Value ETF
Prospectus [Line Items]
Average Annual Return, Percent		15.47%		16.03%
Performance Inception Date				Jul. 31, 2024
Federated Hermes MDT Large Cap Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.08%		15.69%
Federated Hermes MDT Large Cap Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.16%		12.17%

[1]	The Russell 3000® Index is a broad-based securities market index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 3000® Index is a broad-based benchmark that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[3]	The Russell 3000® Index is a broad-based benchmark that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[4]	The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The R1000V is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The R1000V is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.
[5]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.